Deconsolidation of subsidiaries (Tables)	12 Months Ended
Sep. 30, 2024
Deconsolidation Of Subsidiaries
Schedule of deconsolidated subsidiaries assets liabilities and non-controlling interest

The deconsolidated subsidiaries had assets, liabilities and the non-controlling interest on each dissolution date or disposal date as the following:

	For the years ended September 30,
	2022	2023	2024

Total assets as of each deconsolidated date	$208	$-	$-
Total liabilities as of each deconsolidated date	(175)	(78)	-
Non-controlling interest as of each deconsolidated date	(42)	-	-
Total gain from deconsolidation of subsidiaries	$(10)	$(78)	$-